Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
Common Stocks (99.0%)
Aerospace & Defense (0.5%)
Parsons Corp. (a)	7,150	$228,514
Building Products (2.4%)
Alpha Pro Tech Ltd. (Canada) (a)	75,000	906,000
DIRTT Environmental Solutions (Canada) (a)	72,500	71,108
Jewett-Cameron Trading Co., Ltd. (a)	7,500	40,575
		1,017,683
Commercial Services & Supplies (0.2%)
Clean Harbors, Inc. (a)	2,000	102,680
Communications Equipment (8.5%)
Cambium Networks Corp. (a)	17,500	98,000
KVH Industries, Inc. (a)	369,400	3,483,442
		3,581,442
Construction Materials (1.6%)
Smith-Midland Corp.	135,000	664,200
Electrical Equipment (8.4%)
Vicor Corp. (a)	80,000	3,563,200
Electronic Equipment, Instruments & Components (3.1%)
IPG Photonics Corp. (a)	7,000	771,960
National Instruments Corp.	7,000	231,560
Vishay Precision Group, Inc. (a)	15,000	301,200
		1,304,720
Energy Equipment & Services (2.0%)
Aspen Aerogels, Inc. (a)	138,100	847,934
Entertainment (0.4%)
World Wrestling Entertainment, Inc. - Class A	4,500	152,685
Health Care Equipment & Supplies (3.1%)
CryoPort, Inc. (a)	31,000	529,170
GenMark Diagnostics, Inc. (a)	52,500	216,300
LeMaitre Vascular, Inc.	22,500	560,700
		1,306,170
Health Care Providers & Services (0.5%)
Laboratory Corp. of America Holdings (a)	500	63,195
Quest Diagnostics, Inc.	1,750	140,525
		203,720
Health Care Technology (0.5%)
Omnicell, Inc. (a)	3,000	196,740
Household Durables (0.1%)
iRobot Corp. (a)	1,000	40,900
Household Products (3.2%)
Oil-Dri Corp. of America	40,500	1,354,320
Internet & Direct Marketing Retail (0.1%)
Stitch Fix, Inc. - Class A (a)	4,000	50,800
IT Services (3.1%)
Akamai Technologies, Inc. (a)(b)	14,500	1,326,605
Life Sciences Tools & Services (0.9%)
Bruker Corp.	11,000	394,460

Machinery (1.2%)
FreightCar America, Inc. (a)	65,000	60,450
Westinghouse Air Brake Technologies Corp.	9,000	433,170
		493,620
Professional Services (0.6%)
CRA International, Inc.	7,000	233,870
Real Estate Investment Trusts (REITs) (2.9%)
Equinix, Inc.	2,000	1,249,140
Semiconductors & Semiconductor Equipment (32.7%) (d)
AXT, Inc. (a)	25,000	80,250
Entegris, Inc.	97,500	4,365,075
FormFactor, Inc. (a)	24,000	482,160
MKS Instruments, Inc.	23,000	1,873,350
Nova Measuring Instruments, Ltd. (Israel) (a)(b)	63,000	2,056,950
PDF Solutions, Inc. (a)(b)	365,000	4,277,800
Photronics, Inc. (a)	22,500	230,850
SiTime Corp. (a)	6,773	147,448
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	7,500	358,425
		13,872,308
Software (5.5%)
The Trade Desk, Inc. - Class A (a)	1,200	231,600
Altair Engineering, Inc. - Class A (a)	500	13,250
Appian Corp. (a)	2,250	90,518
ChannelAdvisor Corp. (a)	34,250	248,655
Everbridge, Inc. (a)	2,500	265,900
GSE Systems, Inc. (a)(e)	1,052,625	978,941
Pluralsight, Inc. - Class A (a)	1,000	10,980
Q2 Holdings, Inc. (a)	8,000	472,480
		2,312,324
Specialty Retail (2.6%)
CarMax, Inc. (a)(b)	20,500	1,103,515
Technology Hardware, Storage & Peripherals (14.2%)
Apple, Inc. (b)	16,500	4,195,785
Avid Technology, Inc. (a)	20,000	134,600
Intevac, Inc. (a)	70,000	286,300
Super Micro Computer, Inc. (a)	66,500	1,415,120
		6,031,805
Textiles, Apparel & Luxury Goods (0.1%)
Lakeland Industries, Inc. (a)	4,000	62,000
Trading Companies & Distributors (0.6%)
Transcat, Inc. (a)	9,908	262,562
Total Common Stocks
(Cost $22,300,655)		$41,957,917

Short-Term Investments (1.2%)
Money Market Fund (1.2%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.51% (c)
(Cost $506,609)	506,609	506,609

Total Investments (100.2%)
(Cost $22,807,264)		42,464,526
Total Securities Sold Short (-0.1%)		(53,384)
(Proceeds $36,017)
Liabilities in Excess of Other Assets (-0.1%)		(44,589)
Net Assets (100.0%)		$42,366,553

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities shold short, aggregating a total market value of $3,232,460.
(c)	Rate shown is the seven-day yield as of March 31, 2020.
(d)	As of March 31, 2020, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.
(e)	Affiliated security. Please refer to Note 3 of the Financial Statements.
ADR	American Depositary Receipt

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
Country	Long
United States^	92.0%
Canada	2.3%
Taiwan	0.8%
Israel	4.9%
Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 1.20%

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
March 31, 2020 (Unaudited)
	Shares	Value
Securities Sold Short (-0.1%)
Communications Equipment (-0.1%)
Ubiquiti, Inc.	300	$42,474
Consumer Finance (0.0%)
Medallion Financial Corp. (a)	1,500	2,790
Diversified Consumer Services (0.0%)
OneSpaWorld Holdings Ltd. (Bahamas)	2,000	8,120
Total Securities Sold Short (-0.1%)
(Proceeds $36,017)		53,384

(a) Non-income producing security.

Distribution of investments by country or territory of incorporation, as a percentage of Total Securities Sold Short, is as follows (Unaudited):
Country	Short
United States	84.8%
Bahamas	15.2%
Total	100.0%